Long-term Debt, Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-Term Debt [Line Items]
2012	$ 18,605
2013	14,290
2014	10,790
2015	8,949
2016	17,740
Thereafter	54,980
Total	125,354	156,983
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2012	15,443
2013	10,023
2014	7,791
2015	3,753
2016	13,302
Thereafter	27,301
Total	$ 77,613	$ 99,745